PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension benefits
Changes in benefit obligations
Benefit obligation at January 1	$ 8,255	$ 7,292
Service cost	291	249
Interest cost	388	391
Foreign currency exchange rate changes	(7)	30
Amendments	(3)	(57)
Actuarial loss (gain)	1,259	773
Benefits paid	(420)	(440)
Settlements	(35)	(24)
Curtailments	6	0
Special termination benefits	1	8
Other	(42)	33
Benefit obligation at December 31	9,693	8,255
Fair value of plan assets
Fair value of plan assets at January 1	6,171	5,497
Actual return on plan assets	822	73
Employer contributions	1,056	1,001
Foreign currency exchange rate changes	(17)	(1)
Benefits paid	(366)	(374)
Settlements	(34)	(27)
Other	(48)	2
Fair value of plan assets at December 31	7,584	6,171
Net liability recognized	(2,109)	(2,084)
Accumulated benefit obligation for pension plan	9,345	7,958
Benefits paid from company assets for unfunded pension plans	54	66
Pension and other benefit amounts recognized in our consolidated balance sheets
Noncurrent asset	395	468
Current liability	(73)	(68)
Long-term liability	(2,431)	(2,484)
Net liability recognized	(2,109)	(2,084)
Projected benefit obligations in excess of the fair value of plan assets
Projected benefit obligation	9,161	7,591
Fair value of plan assets	6,659	5,048
Accumulated benefit obligations in excess of the fair value of plan assets
Accumulated benefit obligation	8,736	7,277
Fair value of plan assets	6,546	4,998
U.S. Plan
Fair value of plan assets
Fair value of plan assets at December 31	5,549	4,274
Primary U.S. Plan
Defined Benefit Plan Disclosure
Portion of projected pension benefit obligation represented by the defined benefit plan (as a percent)	59.00%
Portion of projected pension plan assets represented by the defined benefit plan (as a percent)	64.00%
Non U. S. Plan
Fair value of plan assets
Fair value of plan assets at December 31	2,035	1,897
Other benefits
Changes in benefit obligations
Benefit obligation at January 1	953	889
Service cost	34	32
Interest cost	43	45
Foreign currency exchange rate changes	3	2
Amendments	(2)	(12)
Actuarial loss (gain)	115	45
Benefits paid	(53)	(63)
Settlements	0	0
Curtailments	0	0
Special termination benefits	0	3
Other	11	12
Benefit obligation at December 31	1,104	953
Fair value of plan assets
Fair value of plan assets at January 1	185	187
Actual return on plan assets	16	(4)
Employer contributions	0	0
Foreign currency exchange rate changes	0	0
Benefits paid	(2)	(1)
Settlements	0	0
Other	3	3
Fair value of plan assets at December 31	202	185
Net liability recognized	(902)	(768)
Benefits paid from company assets for unfunded pension plans	51	62
Pension and other benefit amounts recognized in our consolidated balance sheets
Noncurrent asset	0	0
Current liability	(21)	(21)
Long-term liability	(881)	(747)
Net liability recognized	$ (902)	$ (768)